Overlay Shares Hedged Large Cap Equity ETF
Schedule of Investments
May 31, 2023 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES - 96.2%
Exchange Traded Funds - 96.2%
Vanguard S&P 500 ETF (a)(b)	230,664	$88,549,603
TOTAL EXCHANGE TRADED FUNDS (Cost $85,910,874)		88,549,603

MONEY MARKET FUNDS - 5.7%
First American Government Obligations Fund - Class X, 4.97% (c)	5,211,714	5,211,714
TOTAL MONEY MARKET FUNDS (Cost $5,211,714)		5,211,714

	Number of
	Contracts (d)		Notional Value
PURCHASED OPTIONS - 2.2%
PURCHASED PUT OPTIONS - 2.2%
CBOE S&P 500 Index
Expiration: June 2023, Exercise Price: $3,650	22	$6,545	$9,195,626
Expiration: June 2023, Exercise Price: $3,900	22	15,290	9,195,626
Expiration: June 2023, Exercise Price: $4,070	44	12,870	18,391,252
Expiration: June 2023, Exercise Price: $4,070	44	51,040	18,391,252
Expiration: June 2023, Exercise Price: $4,090	44	50,820	18,391,252
Expiration: June 2023, Exercise Price: $4,170	44	109,120	18,391,252
Expiration: September 2023, Exercise Price: $3,650	44	149,820	18,391,252
Expiration: December 2023, Exercise Price: $3,650	44	298,540	18,391,252
Expiration: January 2024, Exercise Price: $3,650	44	342,760	18,391,252
Expiration: March 2024, Exercise Price: $3,650	44	423,500	18,391,252
Expiration: June 2024, Exercise Price: $3,700	44	575,740	18,391,252
TOTAL PURCHASED OPTIONS (Cost $4,425,385)		2,036,045

Total Investments (Cost $95,547,973) - 104.1%		95,797,362
Other Assets and Liabilities, net - (4.1)%		(3,747,881)
TOTAL NET ASSETS - 100.0%		$92,049,481

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange
(a)
Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.

(b)	All or a portion of the security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $14,650,778.
(c)	The rate shown is the seven-day yield at period end.
(d)	Each contract has a multiplier of 100.

Overlay Shares Hedged Large Cap Equity ETF
Schedule of Written Options
May 31, 2023 (Unaudited)
	Number of
	Contracts (a)	Value	Notional Value
WRITTEN OPTIONS - (0.5)%
WRITTEN PUT OPTIONS - (0.5)%
CBOE S&P 500 Index
Expiration: June 2023, Exercise Price: $4,130	44	$40,260	$18,391,252
Expiration: June 2023, Exercise Price: $4,130	44	93,280	18,391,252
Expiration: June 2023, Exercise Price: $4,150	44	101,860	18,391,252
Expiration: June 2023, Exercise Price: $4,230	44	249,700	18,391,252
TOTAL WRITTEN OPTIONS (Premiums Received $499,615)		$485,100

Percentages are stated as a percent of net assets.
CBOE Chicago Board Options Exchange
(a)	Each contract has a multiplier of 100.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of May 31, 2023:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Exchange Traded Funds	$88,549,603	$-	$-	$88,549,603
Money Market Funds	5,211,714	-	-	5,211,714
Purchased Put Options	-	2,036,045	-	2,036,045
Total Investments - Assets	$93,761,317	$2,036,045	$-	$95,797,362
Other Financial Instruments - Liabilities
Written Put Options	$-	$485,100	$-	$485,100